SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 13 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), our company has analyzed its operations subsequent to September 30, 2017 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

1847 Management

On October 3, 2017, our board of directors determined to discontinue our management consulting business operated by 1847 Management in order to devote more time and resources to Neese and future acquisitions.

Master Lease Agreement

On October 31, 2017, 1847 Neese and Neese (together, the “Lessee”) entered into a second equipment schedule under the master lease agreement with Utica (“Lessor”), pursuant to which, the Lessor loaned the Lessee an aggregate of $980,000 for certain of 1847 Neese’s equipment. The term is 51 months and monthly payments are $25,807.

Line of Credit

In October 2017, the company had an additional advance of $125,000 under the Home State Bank Loan Agreement (see Note 6).

Fitness CF Purchase Agreement

On November 7, 2017, 1847 Fitness and the Companies entered into Amendment No. 1 to the Fitness CF Purchase Agreement, pursuant to which the parties amended the Fitness CF Purchase Agreement to provide for an additional pre-closing adjustment to the cash portion of the purchase price. Under this new provision, the cash portion of the purchase price will be increased by an amount equal to the aggregate amounts actually paid by MTDR LLC and CLFL, LLC to third parties on or prior to the closing date for locker room renovations; provided, however that the amount of such increase shall not exceed $100,000 in the aggregate; and provided, further, that the amount of such increase shall be reduced, on a dollar for dollar basis, to the extent that the sellers directly receive the benefit of any of the annual fee billings due from MTDR LLC’s and CLFL, LLC’s members in January 2018. The Fitness CF Purchase Agreement was also amended to provide that the Company shall loan $6,407,407 to 1847 Fitness prior to closing, rather than contribute such amount as a capital contribution to 1847 Fitness.

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than those specified below.

Stock Purchase Agreement

On March 3, 2017, our wholly-owned subsidiary 1847 Neese Inc., or 1847 Neese entered into a stock purchase agreement with Neese, and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese, which we refer to as the Neese acquisition, for an aggregate purchase price of (i) $2,225,000 in cash (subject to certain adjustments), (ii) 450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock, which we refer to as the purchase price shares, (iii) the issuance of a vesting promissory note in the principal amount of $1,875,000, and (iv) the issuance of a short term promissory note in the principal amount of $1,025,000.

The cash portion of the purchase price will be adjusted upward if Neese’s final certified balance sheet, as of a date on or about the closing date does not reflect a cash balance of at least $200,000. In the event of such a deficiency, the sellers are required to pay 1847 Neese an amount in cash equal to the deficiency.